Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Going Concern [Abstract]
GOING CONCERN

NOTE 3. GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the Company’s accompanying consolidated financial statements, the Company had an accumulated deficit of $3,187,804 as of December 31, 2021 and a working capital deficit of $6,967,352 as of June 30, 2022, and has just started to generate revenues since the last quarter. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. The Company can give no assurances that any additional capital that it is able to obtain, if any, will be sufficient to meet its needs.

If the Company is unable to successfully commence its business operations in a short period of time, or unable to raise additional capital or secure additional lending, the Company may need to curtail or cease its operations. The Company believes that these matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management plans to obtain such resources for the Company include obtaining capital from the sale of its equity, and short-term and long-term borrowings from banks, stockholders or other related parties. However, management cannot provide any assurance that the Company will be successful in accomplishing any of its plans.

NOTE 2. GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the Company’s accompanying consolidated financial statements, for the year ended December 31, 2021, the Company had a net loss of $747,525. Additionally, the Company had an accumulated deficit of $3,187,804 and working capital deficit of $11,687,585 as of December 31, 2021, and has not yet generated any substantial revenues. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. The Company can give no assurances that any additional capital that it is able to obtain, if any, will be sufficient to meet its needs.

If the Company is unable to successfully commence its business operations in a short period of time, or unable to raise additional capital or secure additional lending, the Company may need to curtail or cease its operations. The Company believes that these matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management plans to obtain such resources for the Company include obtaining capital from the sale of its equity, and short-term and long-term borrowings from banks, stockholders or other related party(ies). However, management cannot provide any assurance that the Company will be successful in accomplishing any of its plans.